Net Income/(Loss) Per Share - Schedule of Basic and Diluted Net Loss Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares		Dec. 31, 2023 CNY (¥) ¥ / shares shares		Dec. 31, 2022 CNY (¥) ¥ / shares shares
Numerator:
Net (loss)/income		¥ 28,303	$ 3,878		¥ (93,104)		¥ (239,588)
Net (income)/loss attributable to non-controlling interests		2,530	347		1,351		(4,450)
Numerator for diluted net income/(loss) per share calculation		30,833	$ 4,225		(91,753)		(244,038)
Numerator for diluted net income/(loss) per share calculation | ¥		¥ 30,833			¥ (91,753)		¥ (244,038)
Denominator:
Weighted average number of ordinary shares (in Shares)	[1]	8,926,591	8,926,591		4,034,877		369,533
Denominator for basic net income/(loss) per share calculation (in Shares)	[1]	8,926,591	8,926,591		4,034,877		369,533
Denominator for diluted net income/(loss) per share calculation (in Shares)	[1]	8,926,591	8,926,591		4,034,877		369,533
Net income/(loss) per ordinary share*
-Basic (in Yuan Renminbi per share) | (per share)		¥ 3.45	$ 0.47	[1]	¥ (22.74)	[1]	¥ (660.4)	[1]
Diluted (in Yuan Renminbi per share) | (per share)		¥ 3.45	$ 0.47	[1]	¥ (22.74)	[1]	¥ (660.4)	[1]

[1]	Retrospectively restated to reflect the Share Consolidation.